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New England Life Insurance Company
501 BOYLSTON STREET
BOSTON, MA 02116-3700

May 5, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re: New England Life Insurance Company
    New England Variable Annuity Separate Account
    American Forerunner Series
    File Nos. 333-51676/811-08828
    Rule 497(j) Certification

Members of the Commission:

On behalf of New England Life Insurance Company (the "Company") and New England Variable Annuity Separate Account (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus and Statement of Additional Information ("SAI") dated May 1, 2011, being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus and SAI contained in Post-Effective Amendment No. 22 for the Account filed electronically with the Commission on April 22, 2011.

If you have any questions, please contact me at (215) 578-3387.

Sincerely,


John B. Towers
Senior Counsel
Metropolitan Life Insurance Company